UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01228
Van Kampen Growth and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)          (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 2/29/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.4%
Aerospace & Defense 1.6%
Raytheon Co.	1,870,300	$74,755,891

Airlines 0.4%
Continental Airlines, Inc., Class B (a)	2,114,200	21,184,284

Auto Parts & Equipment 0.3%
Autoliv, Inc.	919,500	13,682,160

Broadcasting & Cable TV 1.9%
Comcast Corp., Class A	7,077,500	92,432,150

Communications Equipment 1.5%
Cisco Systems, Inc. (a)	4,990,100	72,705,757

Computer Hardware 1.6%
Hewlett-Packard Co.	2,657,100	77,135,613

Computer Storage & Peripherals 0.3%
EMC Corp. (a)	1,332,800	13,994,400

Consumer Electronics 1.1%
Sony Corp. — ADR (Japan)	3,225,800	53,419,248

Department Stores 0.6%
Macy’s, Inc.	3,790,900	29,834,383

Diversified Banks 0.8%
Mitsubishi UFJ Financial Group, Inc. — ADR (Japan)	1,988,400	8,888,148
Mizuho Financial Group, Inc. — ADR (Japan)	3,627,100	13,674,167
Sumitomo Mitsui Financial Group, Inc. (Japan)	455,900	14,528,884

		37,091,199

Diversified Chemicals 2.1%
Bayer AG — ADR (Germany)	2,041,000	99,150,555

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	1,122,900	$34,158,618

Electric Utilities 5.9%
American Electric Power Co., Inc.	5,003,900	140,359,395
Entergy Corp.	847,581	57,118,484
FirstEnergy Corp.	2,048,800	87,196,928

		284,674,807

Electronic Equipment Manufacturers 0.8%
Agilent Technologies, Inc. (a)	2,682,700	37,209,049

Gold 2.3%
Newmont Mining Corp.	2,671,700	111,222,871

Health Care Distributors 0.9%
Cardinal Health, Inc.	1,272,700	41,299,115

Health Care Equipment 2.3%
Boston Scientific Corp. (a)	6,279,500	44,082,090
Covidien Ltd. (Bermuda)	2,129,975	67,456,308

		111,538,398

Home Improvement Retail 2.3%
Home Depot, Inc.	5,255,200	109,781,128

Household Products 1.2%
Procter & Gamble Co.	1,140,700	54,947,519

Human Resource & Employment Services 0.7%
Manpower, Inc.	694,510	19,362,939
Robert Half International, Inc.	925,700	14,228,009

		33,590,948

Hypermarkets & Super Centers 1.8%
Wal-Mart Stores, Inc.	1,762,700	86,795,348

Industrial Conglomerates 3.1%
General Electric Co.	7,119,200	60,584,392

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Industrial Conglomerates (continued)
Siemens AG — ADR (Germany)	1,002,200	$50,731,364
Tyco International Ltd. (Bermuda)	1,924,975	38,595,749

		149,911,505

Industrial Machinery 0.8%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,839,400	40,262,692

Insurance Brokers 3.4%
Marsh & McLennan Cos., Inc.	9,106,200	163,274,166

Integrated Oil & Gas 10.0%
BP PLC — ADR (United Kingdom)	1,451,300	55,671,868
ConocoPhillips	760,680	28,411,398
Exxon Mobil Corp.	1,737,600	117,983,040
Hess Corp.	1,112,200	60,826,218
Occidental Petroleum Corp.	2,225,700	115,447,059
Royal Dutch Shell PLC, Class A — ADR (United Kingdom)	2,344,100	103,070,077

		481,409,660

Integrated Telecommunication Services 2.7%
Verizon Communications, Inc.	4,613,014	131,609,289

Internet Software & Services 1.6%
eBay, Inc. (a)	6,905,200	75,059,524

Investment Banking & Brokerage 1.2%
Charles Schwab Corp.	4,672,500	59,387,475

Motorcycle Manufacturers 0.4%
Harley-Davidson, Inc.	1,722,700	17,399,270

Movies & Entertainment 5.2%
Time Warner, Inc.	19,100,500	145,736,815
Viacom, Inc., Class B (a)	6,814,300	104,872,077

		250,608,892

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Oil & Gas Equipment & Services 1.1%
Schlumberger Ltd. (Netherlands Antilles)	1,443,240	$54,929,714

Oil & Gas Exploration & Production 2.4%
Anadarko Petroleum Corp.	2,060,800	72,024,960
Devon Energy Corp.	985,300	43,028,051

		115,053,011

Other Diversified Financial Services 4.4%
JPMorgan Chase & Co.	9,176,582	209,684,899

Packaged Foods & Meats 6.2%
Cadbury PLC — ADR (United Kingdom)	4,500,948	137,803,725
Kraft Foods, Inc., Class A	636,777	14,505,780
Unilever N.V. (Netherlands)	7,656,100	146,308,071

		298,617,576

Personal Products 1.0%
Estee Lauder Cos., Inc., Class A	2,035,600	46,106,340

Pharmaceuticals 8.0%
Abbott Laboratories	1,577,800	74,693,052
Bristol-Myers Squibb Co.	5,048,600	92,944,726
Novartis AG — ADR (Switzerland)	393,700	14,271,625
Roche Holdings, Inc. — ADR (Switzerland)	2,099,400	59,918,556
Schering-Plough Corp.	8,155,500	141,824,145

		383,652,104

Property & Casualty Insurance 3.9%
Chubb Corp.	2,265,700	88,452,928
Travelers Cos., Inc.	2,729,686	98,678,149

		187,131,077

Regional Banks 1.5%
KeyCorp.	3,526,800	24,722,868
PNC Financial Services Group, Inc.	1,673,400	45,750,756

		70,473,624

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Restaurants 0.7%
Starbucks Corp. (a)	3,583,400	$32,788,110

Semiconductor Equipment 1.2%
ASML Holding N.V. (Netherlands)	2,303,300	34,848,929
Lam Research Corp. (a)	1,194,900	23,372,244

		58,221,173

Semiconductors 1.1%
Intel Corp.	3,980,900	50,716,666

Soft Drinks 1.2%
Coca-Cola Co.	1,398,600	57,132,810

Systems Software 0.3%
Symantec Corp. (a)	993,045	13,733,812

Tobacco 0.9%
Philip Morris International, Inc.	1,212,200	40,572,334

Total Long-Term Investments 93.4%
(Cost $6,173,459,704)		4,478,339,164

Short-Term Investments 6.4%
Repurchase Agreements 4.3%

Banc of America Securities ($98,038,805 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 0.22%, dated 02/27/09, to be sold on 03/02/09 at $98,040,603)	98,038,805
Citigroup Global Markets, Inc. ($29,411,642 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $29,412,279)	29,411,642
Citigroup Global Markets, Inc. ($78,431,044 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 0.25%, dated 02/27/09, to be sold on 03/02/09 at $78,432,678)	78,431,044

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued

Description	Value

Short-Term Investments (continued)
Repurchase Agreements (continued)
State Street Bank & Trust Co. ($209,509 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 0.01%, dated 02/27/09, to be sold on 03/02/09 at $209,509)	$209,509

Total Repurchase Agreements 4.3%	206,091,000

United States Government Agency Obligations 2.1%
Federal Home Loan Bank Discount Notes ($100,000,000 par, yielding 0.12%, 03/02/09 maturity)	99,999,667

Total Short-Term Investments 6.4%
(Cost $306,090,667)	306,090,667

Total Investments 99.8%
(Cost $6,479,550,371)	4,784,429,831

Other Assets in Excess of Liabilities 0.2%	7,956,909

Net Assets 100.0%	$4,792,386,740

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $14,528,884 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
ADR — American Depositary Receipt
Futures contracts outstanding as of February 28, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Futures Contracts
Long Contracts:
E-Mini S&P 500 Index Futures, March 2009 (Current Notional Value of $36,710 per contract)	2,633	$(4,031,963)

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$4,166,937,444	$(4,031,963)
Level 2 — Other Significant Observable Inputs	617,492,387	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$4,784,429,831	$(4,031,963)

*	Other financial instruments include futures contracts.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock

Van Kampen Growth and Income Fund
Portfolio of Investments ▪ February 28, 2009 (Unaudited) continued
Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Growth and Income Fund

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: April 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: April 16, 2009

By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 16, 2009